Property, Plant, & Equipment	3 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant, & Equipment

7. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in thousands):

	Estimated Useful Lives (in years)	March 31, 2020	December 31, 2019
Buildings and leasehold improvements	5 to 25	$35,809	$36,853
Oilfield and equipment	3 to 15	450,554	411,984
Furniture and fixtures	5	1,494	3,720
Office equipment and tools	3 to 6	38,990	35,991
Vehicles and cranes	5 to 8	6,826	12,292
Less: Accumulated depreciation		(129,999)	(104,689)
Land		5,104	5,104
Capital work in progress		17,286	18,052
Total		$426,064	$419,307

The Oilfield equipment balance as of March 31, 2020 and December 31, 2019 included $25.3 million and $29.5 million, respectively, of hydraulic fracturing equipment under capital lease. Accumulated depreciation for the hydraulic fracturing equipment under capital leases was $8.4 million and $5.2 million as of March 31, 2020 and December 31, 2019, respectively.

The Company recorded depreciation expense of $25.3 million and $14.5 million for the quarters ended March 31, 2020 and March 31, 2019, respectively, in the Condensed Consolidated Statement of Operations.